Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Registrant Name	Amer Sports, Inc.
Entity File Number	001-41943
Document Type	6-K
Entity Address, Address Line One	Cricket Square, Hutchins Drive
Entity Address, Address Line Two	P.O. Box 2681
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1111
Entity Address, Country	KY
Central Index Key	0001988894
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025